Segment analysis - Contributions by Reportable Segments (Detail) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	[1]
Disclosure of operating segments [line items]
Revenue		£ 6,132.5	£ 5,582.7	[2]
Headline operating profit	[3]	590.4	382.3
Global integrated agencies [Member]
Disclosure of operating segments [line items]
Revenue		5,169.7	4,725.1
Revenue less pass-through costs	[4]	4,068.9	3,896.2
Headline operating profit	[3]	482.9	282.3
Public relations [member]
Disclosure of operating segments [line items]
Revenue		449.9	446.8
Revenue less pass-through costs	[4]	429.4	426.3
Headline operating profit	[3]	63.5	71.9
Specialist agencies [Member]
Disclosure of operating segments [line items]
Revenue		512.9	410.8
Revenue less pass-through costs	[4]	400.9	345.2
Headline operating profit	[3]	£ 44.0	£ 28.1

[1]	During 2020, the Group announced the intention to combine Grey and AKQA into AKQA Group, and to bring Geometry and GTB into VMLY&R, and International Healthcare into VMLY&R and Ogilvy. As a result AKQA, Geometry, GTB and International Healthcare are now reported within Global Integrated Agencies, having previously been reported within Specialist Agencies. Prior year figure have been re-presented to reflect these changes.
[2]	Figures have been restated as described in the accounting policies.
[3]	A reconciliation from operating profit/(loss) to headline operating profit is provided in note 20.
[4]	Revenue less pass-through costs is revenue less media, and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 4 for more details of the pass-through costs.